Discontinued Operations (Details) - Schedule of Gain Resulting from the above-Mentioned Dispositions - Discontinued Operations [Member]	6 Months Ended
Sep. 30, 2023 USD ($)
Discontinued Operations (Details) - Schedule of Gain Resulting from the above-Mentioned Dispositions [Line Items]
Consideration	$ 11,656,321
Cash and cash equivalents	408,239
Accounts receivable, net	4,016,356
Prepaid expenses and other current assets	4,098,502
Property, plant and equipment, net	6,203,413
Intangible assets, net	6,749,192
Goodwill	1,227,292
Other assets	3,047,886
Accounts payable	(16,619,622)
Other payables and accrued liabilities	(16,436,012)
Income tax payable	28,571
Short-term bank borrowings	(2,162,739)
Deferred tax liability	(1,330,061)
Net assets of discontinued business	(10,826,125)
Non-controlling interest of discontinued business	(991,112)
Less: net assets of discontinued business contributable to the Company	11,817,237
Gain on disposal of discontinued business	$ 23,473,558